SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary financial statement information [Abstract]
Issuance costs	$ (133)
Changes in fair value of warrants	(127)	207	1,292
Cost reimbursement related to prior year			153
Other		7
Non-operating income, net	$ (260)	$ 214	$ 1,445